Related Party Transactions Other Than Board Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Executive Board and Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Revenue from rendering of services	€ 0	€ 0
Companies controlled by members of the Supervisory Board Member
Related Party Transactions Other Than Board Compensation
Sale of products and services	37	2
Purchase of products and services	3	5
Sponsoring and other financial support	4	4
Amount owed to related parties	3	0
Amount owed from related parties	€ 28	0
Term of commitments	5 years
Commitments made by the entity	€ 191	21
Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Amount owed to related parties	0	0
Services received	€ 1	€ 1